Concentration, Credit and Other Risks (Detail Textuals)		1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 08, 2016 CNY (¥) Installment	Dec. 30, 2016 CNY (¥)	Jun. 30, 2018 Customer	Jun. 30, 2017 Customer	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥) Customer
Legacy YOD | Yanhua Agreement
Revenue, Major Customer [Line Items]
First installments of agreement						¥ 6,500,000
Amount recognized as revenue of the first installment					¥ 6,500,000
Major Customers | Legacy YOD | Yanhua Agreement
Revenue, Major Customer [Line Items]
Minimal guarantee fee	¥ 13,000,000
Total price of the existing agreement to be transferred	13,000,000
First installments of agreement		¥ 6,500,000
Second installments of agreement to be paid in three months from the date when the first installment	6,500,000
Amount recognized as revenue of the first installment	¥ 6,500,000
Number Of Installments | Installment	2
Major Customers | Legacy YOD | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer					more than 10
Number of customers | Customer					4	4
Major Customers | Legacy YOD | Revenue | Aishang TV
Revenue, Major Customer [Line Items]
Percentage of concentration risk						22.00%
Major Customers | Legacy YOD | Revenue | Huawei
Revenue, Major Customer [Line Items]
Percentage of concentration risk						15.00%
Major Customers | Legacy YOD | Revenue | Dongfang Shijie
Revenue, Major Customer [Line Items]
Percentage of concentration risk						12.00%
Major Customers | Legacy YOD | Revenue | Bo Tai Heng Tong
Revenue, Major Customer [Line Items]
Percentage of concentration risk						10.00%
Major Customers | Legacy YOD | Revenue | Distribution partner
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer					more than 10
Major Customers | Legacy YOD | Accounts receivables | Aishang TV
Revenue, Major Customer [Line Items]
Percentage of concentration risk						93.00%
Major Customers | Wecast Services | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer			more than 10	more than 10	more than 10	more than 10
Number of customers | Customer			1	1	2	3
Major Customers | Wecast Services | Accounts receivables
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer			more than 10	more than 10	more than 10	more than 10
Number of customers | Customer			1	2	3	4